UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund Institutional Class : FMAXX

This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$3,025,435,985
Number of Holdings	268
What did the Fund invest in?
(as of July 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	71.6
8-30	2.4
31-60	5.8
61-90	5.7
91-180	6.3
>180	7.2

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914429.100    1871-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Massachusetts Municipal Income Fund Fidelity® Massachusetts Municipal Income Fund : FDMMX

This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Income Fund	$ 23	0.45%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,722,695,148
Number of Holdings	465
Portfolio Turnover	6%
What did the Fund invest in?
(as of July 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	22.5
Education	21.9
Health Care	17.7
Transportation	13.0
Special Tax	12.7
Others(Individually Less Than 5%)	12.2
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914418.100    70-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund : FAUXX

This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$3,025,435,985
Number of Holdings	268
What did the Fund invest in?
(as of July 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	71.6
8-30	2.4
31-60	5.8
61-90	5.7
91-180	6.3
>180	7.2

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914431.100    6957-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund Premium Class : FMSXX

This semi-annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$3,025,435,985
Number of Holdings	268
What did the Fund invest in?
(as of July 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	71.6
8-30	2.4
31-60	5.8
61-90	5.7
91-180	6.3
>180	7.2

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914430.100    426-TSRS-0924

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Massachusetts Municipal Money Market Fund

Semi-Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Massachusetts Municipal Money Market Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Variable Rate Demand Note - 33.9%
	Principal Amount (a)	Value ($)
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.02% 8/7/24, VRDN (b)(c)	9,643,000	9,643,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 4.15% 8/7/24, VRDN (b)(c)	8,600,000	8,600,000
TOTAL ALABAMA		18,243,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. Series 2009 C, 3.85% 8/7/24, VRDN (b)	5,400,000	5,400,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 4.02% 8/7/24, VRDN (b)(c)	400,000	400,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 3.88% 8/7/24, VRDN (b)	100,000	100,000
Florida - 1.1%
Miami-Dade County Indl. Dev. Auth. Rev.:
(Florida Pwr. & Lt. Co. Proj.) Series 2021, 3.75% 8/7/24, VRDN (b)(c)	3,000,000	3,000,000
Series 2024 A, 4.1% 8/7/24, VRDN (b)(c)	14,600,000	14,600,000
Series 2024 B, 3.83% 8/7/24, VRDN (b)(c)	15,700,000	15,700,000
TOTAL FLORIDA		33,300,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 3.84% 8/7/24, VRDN (b)(c)	900,000	900,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2008 A, 3.86% 8/7/24, VRDN (b)(c)	9,400,000	9,400,000
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 3.2% 8/7/24, VRDN (b)(c)	300,000	300,000
TOTAL IOWA		9,700,000
Kansas - 0.1%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.06% 8/7/24, VRDN (b)	2,200,000	2,200,000
Series 2007 B, 4.06% 8/7/24, VRDN (b)	1,000,000	1,000,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 4.1% 8/7/24, VRDN (b)	700,000	700,000
TOTAL KANSAS		3,900,000
Kentucky - 0.2%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 B1, 4.6% 8/1/24, VRDN (b)(c)	1,400,000	1,400,000
Series 2021 A1, 4.6% 8/1/24, VRDN (b)(c)	2,900,000	2,900,000
TOTAL KENTUCKY		4,300,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 3.95% 8/7/24, VRDN (b)	5,780,000	5,780,000
Massachusetts - 30.7%
Massachusetts Bay Trans. Auth.:
Series 2000 A2, 3.64% 8/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	8,130,000	8,130,000
Series 2022 A1, 3.5% 8/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	23,840,000	23,840,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2022 A, 3.5% 8/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	21,215,000	21,215,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 3.67% 8/7/24, LOC TD Banknorth, NA, VRDN (b)	52,300,000	52,300,000
Series 2010 A2, 3.5% 8/7/24, LOC TD Banknorth, NA, VRDN (b)	73,605,000	73,605,000
Series 2022 A1, 3.6% 8/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	43,895,000	43,895,000
Series 2022 A2, 3.52% 8/7/24 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	27,225,000	27,225,000
Series 2022 A3, 3.75% 8/7/24 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	2,390,000	2,390,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 3.41% 8/7/24, LOC Bank of America NA, VRDN (b)	18,220,000	18,220,000
(Boston Univ. Proj.) Series U-6E, 4% 8/1/24, LOC TD Banknorth, NA, VRDN (b)	19,375,000	19,375,000
(College of the Holy Cross Proj.) Series 2008 A, 3.85% 8/1/24, LOC Bank of America NA, VRDN (b)	24,060,000	24,060,000
(ISO New England, Inc. Proj.) Series 2005, 3.6% 8/7/24, LOC TD Banknorth, NA, VRDN (b)	14,005,000	14,005,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 3.58% 8/7/24, LOC TD Banknorth, NA, VRDN (b)	27,980,000	27,980,000
Series 2006:
3.61% 8/7/24, LOC TD Banknorth, NA, VRDN (b)	860,000	860,000
3.62% 8/7/24, LOC PNC Bank NA, VRDN (b)	20,985,000	20,985,000
Series 2024 E1, 3.65% 8/1/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	40,000,000	40,000,000
Series 2024 E2, 3.65% 8/1/24, LOC Royal Bank of Canada, VRDN (b)	61,520,000	61,520,000
Series 2024 U1, 4% 8/1/24, LOC TD Banknorth, NA, VRDN (b)	3,400,000	3,400,000
Series 2024 U2, 4% 8/1/24, LOC TD Banknorth, NA, VRDN (b)	1,200,000	1,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 3.65% 8/7/24, LOC TD Banknorth, NA, VRDN (b)	33,000,000	33,000,000
Series 2009 J2, 4% 8/1/24, LOC TD Banknorth, NA, VRDN (b)	3,700,000	3,700,000
Series 2009 K, 3.65% 8/7/24, LOC Bank of America NA, VRDN (b)	26,265,000	26,265,000
(Harvard Univ. Proj.) Series Y, 3.1% 8/1/24, VRDN (b)	44,415,000	44,415,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 3.41% 8/7/24, VRDN (b)	87,410,000	87,410,000
Series 2001 J2, 3.1% 8/1/24, VRDN (b)	40,550,000	40,550,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 3.6% 8/7/24, LOC TD Banknorth, NA, VRDN (b)	34,685,000	34,685,000
Series 2009 O-1, 3.71% 8/7/24, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	5,755,000	5,755,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
(Princeton Westford Proj.) Series 2015 A, 3.61% 8/7/24, LOC Bank of America NA, VRDN (b)	28,930,000	28,930,000
Series 208, 3.6% 8/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	15,000,000	15,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2013 F, 3.6% 8/7/24, LOC TD Banknorth, NA, VRDN (b)(c)	20,615,000	20,615,000
Massachusetts Hsg. Fin. Auth. Series 2024 196, 3.6% 8/7/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	5,000,000	5,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 3.29% 8/7/24, LOC TD Banknorth, NA, VRDN (b)	24,600,000	24,600,000
Series 2008 C2, 3.25% 8/7/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	21,380,000	21,380,000
FHLMC Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 3.6% 8/7/24, LOC Freddie Mac, VRDN (b)	8,315,000	8,315,000
FNMA Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Avalon Acton Apts. Proj.) Series 2006, 3.67% 8/7/24, LOC Fannie Mae, VRDN (b)(c)	45,000,000	45,000,000
TOTAL MASSACHUSETTS		928,825,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 4.02% 8/7/24, VRDN (b)(c)	3,700,000	3,700,000
Series 1998, 4.02% 8/7/24, VRDN (b)(c)	300,000	300,000
TOTAL NEBRASKA		4,000,000
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1997, 4.02% 8/7/24, VRDN (b)(c)	1,500,000	1,500,000
Series 1998, 4.15% 8/7/24, VRDN (b)(c)	1,000,000	1,000,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 4.15% 8/7/24, VRDN (b)(c)	400,000	400,000
TOTAL SOUTH CAROLINA		2,900,000
Tennessee - 0.1%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 4.02% 8/7/24, VRDN (b)(c)	2,330,000	2,330,000
Washington - 0.0%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series 2009, 3.34% 8/7/24, LOC Fannie Mae, VRDN (b)	1,185,000	1,185,000
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 4.2% 8/7/24, VRDN (b)	190,000	190,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 4.5% 8/1/24, VRDN (b)(c)	5,200,000	5,200,000
TOTAL WYOMING		5,390,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,026,653,000)		1,026,653,000

Tender Option Bond - 23.7%
	Principal Amount (a)	Value ($)
Arizona - 0.1%
Mizuho Floater / Residual Trust V Participating VRDN Floater MIZ 91 76, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)(f)	1,710,000	1,710,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2023, 3.91% 9/4/24 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	1,700,000	1,700,000
Florida - 0.1%
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 3.71% 8/7/24 (Liquidity Facility Bank of America NA) (b)(d)(f)	1,860,000	1,860,000
Georgia - 0.0%
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 3.71% 8/7/24 (Liquidity Facility Bank of America NA) (b)(d)(f)	270,000	270,000
Illinois - 0.0%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 3.91% 9/4/24 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	1,000,000	1,000,000
Massachusetts - 23.2%
Billerica Gen. Oblig. Participating VRDN Series Solar 17 0027, 4.05% 8/1/24 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(f)	10,405,000	10,405,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series MS 00 25, 3.55%, tender 9/13/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)(f)	10,465,000	10,465,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series 2022 XL 03 70, 3.61% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	16,875,000	16,875,000
Series XF 16 04, 3.62% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	15,000,000	15,000,000
Series XF 16 05, 3.61% 8/7/24 (Liquidity Facility Bank of America NA) (b)(d)(f)	4,000,000	4,000,000
Series XF 16 07, 3.61% 8/7/24 (Liquidity Facility Bank of America NA) (b)(d)(f)	12,800,000	12,800,000
Series XF 16 12, 3.61% 8/7/24 (Liquidity Facility Bank of America NA) (b)(d)(f)	8,200,000	8,200,000
Series XG 05 31, 3.61% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	11,200,000	11,200,000
Series XM 10 79, 4.02% 8/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	8,000,000	8,000,000
Series XM 11 37, 3.61% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	17,230,000	17,230,000
Series XM 11 60, 4.02% 8/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	21,350,000	21,350,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series BA ML 24, 3.63% 8/7/24 (Liquidity Facility Bank of America NA) (b)(d)(f)	109,305,000	109,305,000
Series Floaters E 130, 3.64% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	18,535,000	18,535,000
Series Floaters YX 10 74, 3.61% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	8,560,000	8,560,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN:
Series Floaters XF 25 11, 3.63% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(f)	1,685,000	1,685,000
Series Floaters XG 01 39, 3.63% 8/7/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(f)	13,055,000	13,055,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XM0221, 3.62% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	21,630,000	21,630,000
Series CF 70 03, 3.61% 8/7/24 (Liquidity Facility Citibank NA) (b)(d)(f)	9,270,000	9,270,000
Series E 148, 3.65% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	40,000,000	40,000,000
Series Floaters XF 05 30, 3.65% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(f)	6,665,000	6,665,000
Series MS 00 18, 3.71% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	24,125,000	24,125,000
Series MS 00 20, 3.67% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	28,075,000	28,075,000
Series XF 15 88, 3.62% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	12,800,000	12,800,000
Series XF 16 89, 3.61% 8/7/24 (Liquidity Facility Bank of America NA) (b)(d)(f)	18,750,000	18,750,000
Series XL 05 28, 3.61% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	7,515,000	7,515,000
Series XL 05 29, 3.61% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	7,500,000	7,500,000
Series XM 11 65, 4.02% 8/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	2,500,000	2,500,000
Series ZF 31 90, 3.61% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	4,750,000	4,750,000
Series ZF 32 20, 3.61% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	16,665,000	16,665,000
Series ZL 03 39, 3.63% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	6,000,000	6,000,000
Series ZL 04 88, 3.61% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	6,665,000	6,665,000
Series ZL 05 23, 3.61% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	5,075,000	5,075,000
Series ZL 05 24, 3.61% 8/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(f)	18,500,000	18,500,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 3.63% 8/7/24 (Liquidity Facility Bank of America NA) (b)(d)(f)	5,550,000	5,550,000
Series Floaters XM 02 32, 3.63% 8/7/24 (Liquidity Facility Bank of America NA) (b)(d)(f)	6,010,000	6,010,000
Massachusetts Hsg. Fin. Agcy. Participating VRDN Series XG 05 82, 3.64% 8/7/24 (Liquidity Facility Bank of America NA) (b)(d)(f)	1,215,000	1,215,000
Massachusetts Hsg. Fin. Auth. Participating VRDN Series XF 17 03, 3.63% 8/7/24 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(f)	6,075,000	6,075,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series 2022 039, 4% 8/1/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(f)	1,240,000	1,240,000
Series 2022 XF 30 54, 3.66% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)(f)	11,250,000	11,250,000
Series XF 16 13, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)(f)	4,400,000	4,400,000
Series ZF 16 79, 3.64% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)(f)	2,810,000	2,810,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 15 0004, 3.63% 8/7/24 (Liquidity Facility Citibank NA) (b)(d)(f)	63,360,000	63,360,000
Series XM 10 51, 3.64% 8/7/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	13,425,000	13,425,000
Massachusetts St Dev. Fin. Agcy. R Participating VRDN Floater BC24-008, 3.71% 9/4/24 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)	42,495,000	42,495,000
Mizuho Floater / Residual Trust V Participating VRDN 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)(f)	3,895,000	3,895,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series ZF 32 00, 3.61% 8/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(f)	5,000,000	5,000,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series XM 11 58, 4.02% 8/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	11,625,000	11,625,000
TOTAL MASSACHUSETTS		701,500,000
Michigan - 0.0%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.71% 8/7/24 (Liquidity Facility Bank of America NA) (b)(d)(f)	275,000	275,000
Missouri - 0.0%
Missouri Health & Edl. Facilities Rev. Bonds Series 2023 G 121, 3.81%, tender 12/2/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(f)	800,000	800,000
Nevada - 0.0%
Clark County School District Participating VRDN Series XF 14 73, 3.73% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	840,000	840,000
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.71% 8/7/24 (Liquidity Facility Bank of America NA) (b)(d)(f)	200,000	200,000
Tennessee - 0.0%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series MIZ 91 81, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)(f)	1,060,000	1,060,000
Texas - 0.1%
North Ft. Bend Wtr. Auth. Participating VRDN Series XL 04 22, 3.72% 8/7/24 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(f)	2,315,000	2,315,000
Washington - 0.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.81%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	600,000	600,000
Port of Seattle Rev. Participating VRDN Series XM 10 27, 3.75% 8/7/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)(f)	2,700,000	2,700,000
TOTAL WASHINGTON		3,300,000
TOTAL TENDER OPTION BOND (Cost $716,830,000)		716,830,000

Other Municipal Security - 28.5%
	Principal Amount (a)	Value ($)
Massachusetts - 28.5%
Acton Wtr. Supply District BAN Series 2024, 4.25% 9/27/24	5,900,000	5,907,536
Andover Gen. Oblig.:
BAN Series 2023, 4.25% 12/13/24	925,000	926,539
Bonds Series 2023, 5% 12/1/24	150,000	151,029
Arlington Gen. Oblig. Bonds Series 2017, 5% 12/1/24	100,000	100,448
Bedford Gen. Oblig. BAN Series 2024, 4.75% 2/27/25	5,284,411	5,316,382
Belmont Gen. Oblig.:
BAN Series 2023, 4.5% 11/14/24	300,000	300,451
Bonds Series 2019, 5% 3/15/25	125,000	126,078
Billerica Gen. Oblig. Bonds Series 2019, 5% 10/15/24	160,000	160,354
Boston Gen. Oblig. Bonds:
Series 2022 A, 5% 11/1/24	100,000	100,295
Series 2023 A, 5% 11/1/24	890,000	893,024
Boston Wtr. & Swr. Commission Rev. Bonds Series 2014 A, 4% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	4,400,000	4,413,824
Bourne Gen. Oblig. BAN Series 2024, 4.5% 1/30/25	3,552,402	3,571,922
Burlington Gen. Oblig. BAN Series 2024, 4.75% 4/24/25	8,918,847	8,993,539
Chicopee Gen. Oblig. Bonds Series 2019, 5% 8/15/24	300,000	300,125
Concord Gen. Oblig. BAN Series 2024, 4.25% 9/27/24	476,000	476,410
Duxbury Gen. Oblig. BAN Series 2024, 4.5% 5/1/25	13,565,000	13,659,052
East Longmeadow Gen. Oblig. BAN Series 2024, 5% 1/30/25	140,000	140,987
Easton Gen. Oblig. Bonds Series 2019, 5% 8/15/24	325,000	325,136
Framingham Gen. Oblig.:
BAN Series 2024:
4% 12/19/24	4,051,125	4,060,256
4.5% 12/19/24	30,100,000	30,191,561
Bonds:
Series 2015, 5% 11/1/24	175,000	175,950
Series 2020, 5% 12/15/24	150,000	151,123
Gloucester Gen. Oblig. BAN:
Series 2023, 5% 9/13/24	24,745,000	24,785,691
Series 2024, 4.75% 9/13/24	5,000,000	5,006,178
Greater Fall River Vocational BAN Series 2023, 5% 9/1/24	25,000,000	25,024,152
Groton BAN Series 2024, 4.5% 6/20/25	4,000,000	4,031,413
Hamilton Wenham Reg'l. School District BAN Series 2023, 4.25% 12/19/24	2,960,000	2,965,304
Hanover Gen. Oblig. Bonds Series 2014, 5% 9/1/24	225,000	225,206
Hingham Gen. Oblig. BAN Series 2024, 4% 2/14/25	27,554,453	27,697,430
Hopkinton Gen. Oblig. BAN Series 2024, 4.5% 6/13/25	17,018,434	17,149,186
Hudson Gen. Oblig. BAN Series 2024, 4.5% 6/13/25	6,159,000	6,203,753
Ipswich Gen. Oblig. BAN Series 2023, 5% 8/8/24	19,830,236	19,836,179
Lenox BAN Series 2024, 4.75% 4/25/25	7,250,000	7,305,739
Leominster Gen. Oblig. BAN Series 2024, 4% 1/30/25	655,000	655,997
Littleton Gen. Oblig. BAN Series 2024, 4.75% 11/15/24	9,290,758	9,316,461
Lynnfield Gen. Oblig. BAN Series 2024, 4% 2/6/25	830,000	830,938
Marlborough Gen. Oblig. BAN Series 2024, 4.5% 6/12/25	18,670,000	18,812,987
Massachusetts Clean Wtr. Trust Bonds:
(Pool Prog.) Series 2004 A, 5.25% 8/1/24	1,725,000	1,725,000
Series 2006:
5% 8/1/24	1,275,000	1,275,000
5.25% 8/1/24	580,000	580,000
Series 2014, 5% 8/1/24	5,595,000	5,595,000
Series 2016, 5% 2/1/25	150,000	150,968
Series 2017, 5% 8/1/24	2,155,000	2,155,000
Series 2018 21, 5% 8/1/24	1,215,000	1,215,000
Series 2019 22:
4% 8/1/24	100,000	100,000
5% 8/1/24	380,000	380,000
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2024, 3.9% tender 8/13/24 (Massachusetts Elec. Co. Guaranteed), CP mode (c)	13,300,000	13,300,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds:
Series 2014 P:
5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	455,000	456,198
5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	160,000	160,266
5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	28,180,000	28,247,983
Series 2017 A2, 5%, tender 1/30/25 (b)	11,810,000	11,884,335
Massachusetts Edl. Fing. Auth. Rev. Bonds Series 2014 I, 5% 1/1/25 (c)	1,970,000	1,978,770
Massachusetts Gen. Oblig. Bonds:
Series 2004 C, 5.5% 12/1/24	250,000	251,979
Series 2006 B, 5.25% 9/1/24	8,140,000	8,153,305
Series 2014 9, 5% 8/1/24	100,000	100,000
Series 2014 C, 5% 8/1/24	11,090,000	11,090,000
Series 2014 E, 5% 9/1/24	360,000	360,000
Series 2016 C, 5% 10/1/24	7,385,000	7,402,782
Series 2016 H, 5% 12/1/24	200,000	201,391
Series 2017 C, 5% 10/1/24	875,000	878,008
Series 2017 E, 5% 11/1/24	11,080,000	11,120,482
Series 2018 C, 5% 9/1/24	1,100,000	1,101,379
Series 2019 A, 5% 1/1/25	165,000	165,808
Series 2021 A, 5% 9/1/24	1,375,000	1,376,514
Series 2021 B, 5% 11/1/24	17,350,000	17,444,635
Series 2024 B, 5% 11/1/24	600,000	601,763
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series 2005 I, 5% 11/1/24	545,000	547,127
Series 2024 H1:
3.55% tender 8/1/24, CP mode	18,595,000	18,595,000
3.58% tender 10/3/24, CP mode	15,660,000	15,660,000
3.7% tender 8/2/24, CP mode	17,090,000	17,090,000
3.7% tender 9/6/24, CP mode	9,440,000	9,440,000
Series 2024 H2:
3.42% tender 12/10/24, CP mode	12,640,000	12,640,000
3.42% tender 12/11/24, CP mode	17,750,000	17,750,000
3.59% tender 8/7/24, CP mode	17,385,000	17,385,000
Series 2024:
3.58% tender 10/2/24, CP mode	16,050,000	16,050,000
3.59% tender 9/5/24, CP mode	9,480,000	9,480,000
3.62% tender 10/8/24, CP mode	19,585,000	19,585,000
Massachusetts Hsg. Fin. Auth. Bonds Series 2021, 5% 12/1/24	500,000	501,840
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2015 C, % 8/15/24	1,960,000	1,960,937
Massachusetts State College Bldg. Auth. Rev. Bonds:
(State Univ. Prog.) Series 2024 A, 5% 11/1/24	5,100,000	5,124,311
Series 2016 A:
5% 5/1/25 (Pre-Refunded to 5/1/25 @ 100)	150,000	151,592
5% 5/1/25 (Pre-Refunded to 5/1/25 @ 100)	105,000	106,161
5% 5/1/25 (Pre-Refunded to 5/1/25 @ 100)	350,000	354,048
5% 5/1/25 (Pre-Refunded to 5/1/25 @ 100)	160,000	161,851
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds:
Series 2007 B, 5.25% 8/1/24	1,500,000	1,500,000
Series 2014 D:
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	100,000	100,000
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	105,000	105,000
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	305,000	305,000
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	1,790,000	1,790,000
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	125,000	125,000
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	960,000	960,000
Series 2014 F:
4% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	530,000	530,000
5% 8/1/24	1,035,000	1,035,000
Series 2016 C, 5% 8/1/24	1,015,000	1,015,000
Series 2017, 5% 8/1/24	2,360,000	2,360,000
Series 2018 B, 5% 8/1/24	1,850,000	1,850,000
Series 2018 C, 5% 8/1/24	110,000	110,000
Series 2021 B, 5% 8/1/24	450,000	450,000
Series 2024, 3.65% 8/8/24, LOC TD Banknorth, NA, CP	10,000,000	10,000,000
Middleborough Gen. Oblig. Bonds:
Series 2021, 5% 10/1/24	200,000	200,406
Series 2022, 5% 8/15/24	275,000	275,109
Millis Gen. Oblig. Bonds Series 2016, 5% 8/1/24	100,000	100,000
Milton Gen. Oblig.:
BAN Series 2023, 5% 8/30/24	20,150,000	20,174,699
Bonds Series 2018, 5% 8/1/24	405,000	405,000
Nantucket Gen. Oblig. BAN:
Series 2024 B, 4.5% 3/21/25	5,000,000	5,027,910
Series 2024 C, 4.5% 10/4/24	14,000,000	14,020,937
Newton Gen. Oblig. BAN Series 2024, 5% 3/28/25	625,000	630,646
North Middlesex Reg'l. School District BAN Series 2024, 4.25% 1/30/25	1,505,000	1,509,066
Orleans Gen. Oblig. Anticipation Notes BAN Series 2024, 4% 1/24/25	1,725,000	1,727,502
Pembroke Gen. Oblig. BAN Series 2023, 4.5% 9/27/24	9,700,500	9,713,624
Plainville Gen. Oblig. Bonds Series 2020, 5% 8/1/24	125,000	125,000
Revere Gen. Oblig. Bonds Series 2020, 5% 9/1/24	340,000	340,375
Salem Gen. Oblig. BAN Series 2024, 4.5% 11/21/24	5,917,209	5,929,085
Salisbury Gen. Oblig. BAN Series 2023, 5% 9/5/24	13,620,425	13,640,833
Scituate Gen. Oblig. Bonds Series 2015, 5% 9/15/24	425,000	425,774
Sherborn BAN Series 2023, 5% 8/23/24	3,157,719	3,160,431
Somerville Gen. Oblig.:
BAN Series 2024, 4.5% 5/30/25	45,869,059	46,296,920
Bonds Series 2020, 4.75% 10/15/24	100,000	100,177
Stoughton Gen. Oblig. BAN Series 2024, 4.5% 11/21/24	11,141,818	11,169,193
Swampscott Gen. Oblig. Bonds Series 2022, 5% 3/1/25	350,000	353,112
Tewksbury Gen. Oblig. BAN Series 2023, 5% 9/20/24	3,577,818	3,583,799
Town of Millbury:
BAN Series 2023, 5% 8/30/24	3,185,000	3,188,065
Bonds Series 2022, 5% 8/15/24	330,000	330,148
Town of Provincetown BAN Series 2024, 4.5% 6/20/25	7,297,410	7,353,487
Tyngsborough Gen. Oblig.:
BAN Series 2023, 5% 11/8/24	30,000,000	30,085,845
Bonds Series 2019, 5% 8/15/24	115,000	115,044
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds:
Series 2014 1:
5% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	3,980,000	4,000,011
5% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	4,295,000	4,310,190
5% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	165,000	165,707
Series 2014, 5% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	5,805,000	5,835,835
Univ. of Massachusetts Bldg. Auth. Rev. Bonds:
Series 2014 3:
5% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	420,000	422,060
5% 11/1/24 (Pre-Refunded to 11/1/24 @ 100)	185,000	185,557
Series 2015 2, 5% 11/1/24	220,000	220,970
Series 2019 1, 5% 5/1/25	110,000	111,087
Series 2021 1, 5% 11/1/24	290,000	291,279
Waltham Gen. Oblig. BAN Series 2023, 5% 10/10/24	65,000,000	65,191,125
Westborough Gen. Oblig.:
BAN Series 2024, 3.375% 3/28/25	275,000	274,095
Bonds Series 2020, 5% 8/15/24	125,000	125,048
Westfield Massachusetts Bonds Series 2017, 5% 10/15/24	175,000	175,418
Westwood Gen. Oblig. BAN Series 2024, 4.5% 5/2/25	6,125,000	6,164,910
Winchester Gen. Oblig.:
BAN Series 2024 B, 4% 3/28/25	28,711,316	28,827,837
Bonds:
Series 2019 B, 5% 8/15/24	110,000	110,042
Series 2020, 5% 1/1/25	180,000	181,591
Worcester Gen. Oblig. Bonds Series 2019, 5% 1/15/25	210,000	211,464
Yarmouth Bonds Series 2022, 5% 8/15/24	200,000	200,068
TOTAL MASSACHUSETTS		861,544,549
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.86%, tender 2/26/25 (b)(g)	1,100,000	1,100,000
TOTAL OTHER MUNICIPAL SECURITY (Cost $862,644,549)		862,644,549

Investment Company - 12.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.90% (h)(i) (Cost $389,988,433)	389,917,178	389,988,433

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $2,996,115,982)	2,996,115,982
NET OTHER ASSETS (LIABILITIES) - 1.0%	29,320,003
NET ASSETS - 100.0%	3,025,435,985

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,730,000 or 0.6% of net assets.

(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.81%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada)	5/01/24	600,000

Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series MS 00 25, 3.55%, tender 9/13/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	7/05/24	10,465,000

Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series MIZ 91 81, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	7/11/24	1,060,000

Mizuho Floater / Residual Trust V Participating VRDN Floater MIZ 91 76, 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	6/20/24	1,710,000

Mizuho Floater / Residual Trust V Participating VRDN 3.93% 9/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	7/11/24	3,895,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.90%	429,693,965	769,190,484	808,881,222	6,825,832	(14,794)	-	389,988,433	17.0%
Total	429,693,965	769,190,484	808,881,222	6,825,832	(14,794)	-	389,988,433

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,606,127,549)	$2,606,127,549
Fidelity Central Funds (cost $389,988,433)	389,988,433

Total Investment in Securities (cost $2,996,115,982)		$2,996,115,982
Cash		1,044
Receivable for investments sold		5,400,000
Receivable for fund shares sold		16,035,091
Interest receivable		25,128,457
Distributions receivable from Fidelity Central Funds		1,010,778
Receivable from investment adviser for expense reductions		71,848
Other receivables		3,939
Total assets		3,043,767,139
Liabilities
Payable for investments purchased	$7,100,000
Payable for fund shares redeemed	9,501,797
Distributions payable	1,043,587
Accrued management fee	505,950
Other affiliated payables	179,820
Total liabilities		18,331,154
Net Assets		$3,025,435,985
Net Assets consist of:
Paid in capital		$3,025,403,770
Total accumulated earnings (loss)		32,215
Net Assets		$3,025,435,985

Net Asset Value and Maximum Offering Price
Fidelity Massachusetts Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($25,093,400 ÷ 25,100,641 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($1,805,848,677 ÷ 1,804,158,970 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,194,493,908 ÷ 1,192,912,093 shares)		$1.00
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Interest		$41,687,935
Income from Fidelity Central Funds		6,825,832
Total income		48,513,767
Expenses
Management fee	$2,886,505
Transfer agent fees	1,030,265
Independent trustees' fees and expenses	3,761
Total expenses before reductions	3,920,531
Expense reductions	(440,337)
Total expenses after reductions		3,480,194
Net Investment income (loss)		45,033,573
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(44)
Fidelity Central Funds	(14,794)
Total net realized gain (loss)		(14,838)
Net increase in net assets resulting from operations		$45,018,735
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,033,573	$73,939,704
Net realized gain (loss)	(14,838)	(17,321)
Net increase in net assets resulting from operations	45,018,735	73,922,383
Distributions to shareholders	(45,029,624)	(73,935,553)

Share transactions - net increase (decrease)	279,095,250	378,417,694
Total increase (decrease) in net assets	279,084,361	378,404,524

Net Assets
Beginning of period	2,746,351,624	2,367,947,100
End of period	$3,025,435,985	$2,746,351,624

Financial Highlights
Fidelity® Massachusetts Municipal Money Market Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.015	.028	.007
Net realized and unrealized gain (loss) C	-	-	-
Total from investment operations	.015	.028	.007
Distributions from net investment income	(.015)	(.028)	(.007)
Total distributions	(.015)	(.028)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return D,E	1.48%	2.79%	.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42%	.42% H
Expenses net of fee waivers, if any	.42 % H	.42%	.42% H
Expenses net of all reductions	.42% H	.42%	.41% H
Net investment income (loss)	2.95% H	2.76%	1.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$25,093	$16,587	$3,949

AFor the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Fidelity® Massachusetts Municipal Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.016	.030	.011	- B	.004	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.016	.030	.011	- B	.004	.013
Distributions from net investment income	(.016)	(.030)	(.011)	- B	(.004)	(.013)
Distributions from net realized gain	-	-	-	- B	- B	- B
Total distributions	(.016)	(.030)	(.011)	- B	(.004)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.59%	3.02%	1.14%	.02%	.36%	1.27%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20 % G	.20%	.20%	.07%	.19%	.20%
Expenses net of all reductions	.20% G	.20%	.20%	.07%	.18%	.20%
Net investment income (loss)	3.17% G	2.98%	1.39%	.01%	.40%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,805,849	$1,611,323	$1,201,472	$907,646	$1,073,961	$1,741,405

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Massachusetts Municipal Money Market Fund Premium Class

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.015	.029	.010	- B	.003	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.015	.029	.010	- B	.003	.012
Distributions from net investment income	(.015)	(.029)	(.010)	- B	(.003)	(.012)
Distributions from net realized gain	-	-	-	- B	- B	- B
Total distributions	(.015)	(.029)	(.010)	- B	(.003)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.54%	2.92%	1.05%	.02%	.31%	1.17%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.30% G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30 % G	.30%	.29%	.07%	.23%	.30%
Expenses net of all reductions	.30% G	.30%	.29%	.07%	.23%	.30%
Net investment income (loss)	3.07% G	2.88%	1.30%	.01%	.35%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,194,494	$1,118,442	$1,162,526	$202,508	$232,777	$293,167

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Massachusetts Municipal Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Massachusetts Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$2,996,115,982
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(78,513)
Long-term	(-)
Total capital loss carryforward	$(78,513)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. Management has evaluated the amendments and does not expect them to have a material impact to the Fund's financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Fidelity Massachusetts Municipal Money Market Fund	23,499.22
Institutional Class	427,686.05
Premium Class	579,080.10
	1,030,265

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Massachusetts Municipal Money Market Fun	6,375,000	1,400,000	-

5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $436,124.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,213.

6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Massachusetts Municipal Money Market Fund
Distributions to shareholders
Fidelity Massachusetts Municipal Money Market Fund	$312,667	$329,452
Institutional Class	27,010,285	41,189,225
Premium Class	17,706,672	32,416,876
Total	$45,029,624	$73,935,553

7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2024	Year ended January 31, 2024	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Massachusetts Municipal Money Market Fund
Fidelity Massachusetts Municipal Money Market Fund
Shares sold	29,453,858	23,600,014	$29,453,858	$23,600,014
Reinvestment of distributions	270,293	307,625	270,293	307,625
Shares redeemed	(21,213,494)	(11,267,335)	(21,213,494)	(11,267,335)
Net increase (decrease)	8,510,657	12,640,304	$8,510,657	$12,640,304
Institutional Class
Shares sold	1,092,832,715	2,835,905,970	$1,092,832,715	$2,835,905,970
Reinvestment of distributions	21,984,586	32,229,771	21,984,586	32,229,771
Shares redeemed	(920,304,165)	(2,458,512,245)	(920,304,165)	(2,458,512,245)
Net increase (decrease)	194,513,136	409,623,496	$194,513,136	$409,623,496
Premium Class
Shares sold	298,499,241	456,010,871	$298,499,241	$456,010,870
Reinvestment of distributions	16,239,115	30,235,327	16,239,115	30,235,327
Shares redeemed	(238,666,899)	(530,092,304)	(238,666,899)	(530,092,303)
Net increase (decrease)	76,071,457	(43,846,106)	$76,071,457	$(43,846,106)
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.854004.117
SMA-SANN-0924
Fidelity® Massachusetts Municipal Income Fund

Semi-Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Massachusetts Municipal Income Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 96.1%
	Principal Amount (a)	Value ($)
Massachusetts - 94.4%
Acton & Boxborough Reg'l. School District Series 2020:
3% 3/1/34	1,485,000	1,429,908
3% 3/1/35	2,130,000	2,030,892
Attleboro Gen. Oblig.:
Series 2020 B, 3% 10/15/36	2,630,000	2,480,212
Series 2020, 2.625% 10/15/50	6,880,000	4,803,287
Berkshire Wind Pwr. Coop. Corp. Series 2017 2:
5% 7/1/25	505,000	513,525
5% 7/1/26	925,000	957,444
5% 7/1/27	700,000	736,862
5% 7/1/30	480,000	506,031
Boston Gen. Oblig. Series 2020 A, 2% 11/1/39	2,495,000	1,867,227
Braintree Gen. Oblig.:
Series 2019, 3% 6/1/35	1,765,000	1,686,276
Series 2020, 3% 6/1/35	345,000	329,612
Brookline Gen. Oblig. Series 2021:
1.625% 2/15/33	2,250,000	1,826,884
1.625% 2/15/34	5,000,000	3,986,352
Dennis-Yarmouth Reg'l. School District Series 2021, 2.375% 10/1/51	7,345,000	4,831,949
Everett Gen. Oblig. Series 2020, 2% 8/1/36	1,080,000	864,545
Fall River Gen. Oblig. Series 2020, 2% 12/1/32	500,000	429,267
Framingham Gen. Oblig. Series 2012 A, 4% 12/1/24	1,360,000	1,361,168
Hingham Gen. Oblig. Series 2020, 3% 2/15/38	1,615,000	1,494,508
Lowell Gen. Oblig. Series 2023, 4.25% 9/1/53	9,915,000	10,005,194
Ludlow Gen. Oblig. Series 2019, 3% 2/1/49	1,885,000	1,464,013
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	440,493
Massachusetts Clean Wtr. Trust:
Series 2021 23A:
5% 2/1/39	5,000,000	5,564,165
5% 2/1/40	4,750,000	5,258,677
Series 2021 23B, 5% 2/1/39	12,940,000	14,400,059
Series 2021 B, 5% 2/1/41	2,000,000	2,205,461
Series 22, 5% 8/1/37	4,110,000	4,483,389
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	3,500,000	3,737,888
(Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	19,600,000	20,591,578
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	15,448,405
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/41	6,000,000	6,299,107
5% 6/1/42	15,370,000	16,601,354
Series 2021 A:
5% 6/1/41	8,140,000	8,920,114
5% 6/1/42	5,750,000	6,288,114
5% 6/1/43	3,000,000	3,268,917
5% 6/1/51	5,435,000	5,750,512
Series 2021 B, 5% 6/1/46	7,615,000	8,124,370
Series 2023 B:
5% 6/1/47	8,000,000	8,778,477
5% 6/1/48	7,350,000	8,044,397
5% 6/1/49	5,000,000	5,461,342
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series A, 5% 1/1/37	2,000,000	2,147,086
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,484,338
5% 7/1/42	2,805,000	2,909,340
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	10,695,448
5% 4/1/34	2,500,000	2,631,044
5% 4/1/37	1,500,000	1,568,173
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,680,247
5% 7/1/32	1,905,000	1,945,087
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (b)	500,000	500,266
4% 10/1/25 (b)	500,000	501,791
4% 10/1/26 (b)	500,000	502,765
4% 10/1/27 (b)	350,000	352,263
4% 10/1/32 (b)	1,250,000	1,250,682
4.125% 10/1/42 (b)	6,000,000	5,665,452
5% 10/1/37 (b)	2,000,000	2,049,848
5% 10/1/47 (b)	2,500,000	2,522,401
5% 10/1/57 (b)	8,670,000	8,699,606
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,018,704
5% 7/1/31	21,180,000	22,423,349
5% 7/1/32	985,000	1,041,350
5% 7/1/34	750,000	791,520
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/25	1,500,000	1,514,200
5% 7/1/26	1,935,000	1,974,973
5% 7/1/27	2,085,000	2,143,959
5% 7/1/28	4,300,000	4,419,881
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,024,781
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,190,480
5% 10/1/30	1,100,000	1,124,619
5% 10/1/31	1,200,000	1,226,105
5% 10/1/32	1,240,000	1,265,941
5% 10/1/33	1,235,000	1,259,807
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,291,075
5% 7/1/29	1,320,000	1,353,049
5% 7/1/30	1,390,000	1,424,561
5% 7/1/38	10,850,000	11,067,326
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	6,343,714
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,449,841
5% 10/1/35	1,495,000	1,520,633
5% 10/1/46	4,250,000	4,266,027
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/29	1,435,000	1,488,758
5% 1/1/31	1,580,000	1,635,443
5% 1/1/32	1,665,000	1,720,736
5% 1/1/33	1,745,000	1,801,081
5% 1/1/34	1,835,000	1,891,793
5% 1/1/35	1,000,000	1,030,809
5% 1/1/36	1,000,000	1,029,461
5% 1/1/42	5,775,000	5,871,170
5% 1/1/47	1,895,000	1,912,305
5% 1/1/53	4,275,000	4,300,656
Bonds Series A1, 5%, tender 1/31/30 (c)	15,280,000	16,677,348
Series 2008 B:
0% 1/1/37 (Assured Guaranty, Inc. Insured)	1,745,000	1,080,570
0% 1/1/40 (Assured Guaranty, Inc. Insured)	5,000,000	2,613,796
0% 1/1/41 (Assured Guaranty, Inc. Insured)	5,000,000	2,485,816
0% 1/1/42 (Assured Guaranty, Inc. Insured)	5,000,000	2,371,957
Series 2013 F:
4% 7/1/32	2,050,000	2,029,493
4% 7/1/43	21,685,000	20,913,183
5% 7/1/27	1,300,000	1,300,997
5% 7/1/37	3,925,000	3,928,439
Series 2013 G, 5% 7/1/44	5,000,000	4,857,449
Series 2014 A:
5% 3/1/32	1,700,000	1,705,124
5% 3/1/33	1,250,000	1,253,768
5% 3/1/34	4,375,000	4,388,187
5% 3/1/39	4,000,000	4,012,056
Series 2014 F:
5% 7/15/25	550,000	550,407
5% 7/15/26	500,000	500,394
5% 7/15/27	200,000	200,166
5% 7/15/28	320,000	320,269
5.625% 7/15/36	800,000	783,363
5.75% 7/15/43	4,700,000	4,699,579
Series 2015 D, 5% 7/1/44	5,975,000	5,979,545
Series 2015 H1:
5% 7/1/26	3,585,000	3,638,788
5% 7/1/29	3,750,000	3,789,771
5% 7/1/30	1,800,000	1,817,241
5% 7/1/31	1,190,000	1,202,598
5% 7/1/32	1,000,000	1,009,372
5% 7/1/33	1,000,000	1,009,286
Series 2015 K, 4% 10/1/30	500,000	494,318
Series 2015 Q:
5% 8/15/33	1,550,000	1,578,914
5% 8/15/34	1,790,000	1,823,023
5% 8/15/38	1,690,000	1,715,976
Series 2015:
5% 1/1/25	3,525,000	3,540,504
5% 1/1/27	2,695,000	2,708,546
5% 1/1/28	1,850,000	1,859,804
5% 1/1/29	2,945,000	2,960,292
Series 2016 A:
5% 1/1/31	5,000	5,145
5.25% 1/1/42	7,000,000	7,127,047
Series 2016 E:
5% 7/1/31	1,000,000	1,023,841
5% 7/1/32	2,200,000	2,247,830
5% 7/1/33	1,500,000	1,529,576
5% 7/1/34	1,500,000	1,526,670
5% 7/1/35	1,500,000	1,525,939
5% 7/1/36	1,000,000	1,016,220
5% 7/1/37	2,000,000	2,031,815
Series 2016 I:
4% 7/1/36	9,705,000	9,255,081
5% 7/1/25	510,000	515,838
5% 7/1/27	1,150,000	1,174,921
5% 7/1/27	1,100,000	1,121,796
5% 7/1/29	1,680,000	1,711,167
5% 7/1/30	2,400,000	2,444,192
5% 7/1/31	2,500,000	2,545,680
5% 7/1/32	1,960,000	1,995,346
5% 7/1/37	1,470,000	1,500,246
5% 7/1/38	1,000,000	1,017,360
5% 7/1/41	14,790,000	14,906,243
Series 2016 N, 5% 12/1/34	1,000,000	1,037,365
Series 2016:
4% 10/1/36	1,250,000	1,253,084
5% 7/1/26	1,710,000	1,746,595
5% 7/1/29	2,000,000	2,043,036
5% 7/1/30	2,000,000	2,042,759
5% 7/1/31	1,700,000	1,736,103
5% 10/1/32	1,760,000	1,815,404
5% 9/1/33	475,000	490,242
5% 10/1/33	1,500,000	1,547,366
5% 10/1/34	1,500,000	1,546,730
5% 9/1/35	375,000	386,042
5% 10/1/35	1,500,000	1,545,667
5% 7/1/36	3,000,000	3,053,092
5% 9/1/36	315,000	323,509
5% 9/1/37	840,000	864,018
5% 10/1/37	2,000,000	2,055,290
5% 10/1/39	5,000,000	5,118,177
5% 7/1/40	5,325,000	5,440,166
5% 7/1/41	5,145,000	5,207,099
5% 10/1/43	5,000,000	5,014,926
5% 9/1/46	3,235,000	3,279,532
5% 10/1/48	6,000,000	6,020,348
Series 2017 A:
5% 1/1/35	2,000,000	2,066,135
5% 1/1/40	1,000,000	1,021,288
Series 2017:
5% 7/1/25	1,105,000	1,123,655
5% 7/1/26	160,000	163,276
5% 7/1/27	1,000,000	1,053,354
5% 10/1/28	465,000	491,779
5% 10/1/29	735,000	776,044
5% 7/1/37	600,000	610,901
5% 7/1/42	2,110,000	2,131,100
5% 10/1/42	4,000,000	4,155,207
5% 7/1/47	2,250,000	2,263,937
5% 10/1/47	3,010,000	3,098,895
Series 2018 J2, 5% 7/1/48	2,365,000	2,419,907
Series 2018:
5% 9/1/27	1,010,000	1,041,143
5% 9/1/29	1,390,000	1,436,006
5% 1/1/30	10,000	10,399
5% 9/1/31	1,530,000	1,576,152
5% 9/1/33	1,185,000	1,217,107
5% 9/1/38	4,805,000	4,900,870
5% 6/1/43	4,740,000	4,932,560
5% 9/1/43	4,445,000	4,493,858
Series 2019 A:
5% 7/1/30	1,350,000	1,376,198
5% 7/1/31	1,350,000	1,374,161
5% 7/1/32	2,000,000	2,032,363
5% 7/1/33	2,300,000	2,336,385
5% 7/1/34	1,015,000	1,058,828
5% 7/1/36	1,120,000	1,160,550
5% 7/1/38	735,000	757,651
5% 7/1/44	2,250,000	2,281,544
5% 7/1/49	7,250,000	7,293,553
Series 2019 K:
5% 7/1/25	1,250,000	1,268,832
5% 7/1/26	1,250,000	1,292,192
5% 7/1/33	2,000,000	2,154,376
5% 7/1/35	2,135,000	2,294,470
Series 2019 S1, 5% 10/1/25	1,965,000	2,012,030
Series 2019 S2:
5% 10/1/32	1,410,000	1,530,284
5% 10/1/33	1,935,000	2,100,337
Series 2020 A:
4% 7/1/39	2,455,000	2,317,796
4% 7/1/40	7,920,000	7,385,965
4% 7/1/45	5,000,000	4,492,629
Series 2021 A:
4% 7/1/34	1,000,000	1,027,403
4% 7/1/35	1,000,000	1,023,227
4% 7/1/36	825,000	838,998
4% 7/1/37	1,000,000	1,014,988
4% 7/1/38	700,000	706,472
4% 7/1/39	1,400,000	1,406,420
5% 7/1/32	1,000,000	1,116,334
Series 2021 B:
4% 7/1/42	475,000	440,577
4% 7/1/50	2,135,000	1,872,718
Series 2021 G, 4% 7/1/46	2,795,000	2,602,719
Series 2021:
4% 7/1/40	4,160,000	3,592,549
4% 7/1/45	1,200,000	995,393
4% 7/1/46	2,150,000	1,912,575
4% 7/1/50	1,750,000	1,404,860
4% 7/1/51	2,160,000	1,869,325
Series 2022:
5% 7/1/37	800,000	842,484
5% 7/1/42	740,000	762,009
5% 7/1/52	2,300,000	2,325,980
Series 2023 F:
5% 11/1/34	700,000	803,402
5% 11/1/35	650,000	745,703
5% 11/1/36	675,000	769,617
5% 11/1/37	725,000	823,122
5% 11/1/38	760,000	853,336
5% 11/1/39	1,100,000	1,225,195
5% 11/1/40	850,000	939,335
5% 11/1/42	950,000	1,040,958
Series 2023 N:
5% 10/1/43	1,750,000	1,769,135
5.25% 10/1/36	500,000	531,587
5.25% 10/1/37	545,000	578,409
5.25% 10/1/38	550,000	580,478
5.25% 10/1/39	580,000	608,397
Series 2024 D:
5% 7/1/33	1,250,000	1,448,760
5% 7/1/34	2,000,000	2,332,670
5% 7/1/35	1,000,000	1,163,980
5% 7/1/36	1,000,000	1,158,811
5% 7/1/37	1,150,000	1,329,887
5% 7/1/38	1,000,000	1,138,596
Series B, 0% 1/1/39 (Assured Guaranty, Inc. Insured)	3,200,000	1,760,334
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	3,355,000	2,600,129
Series G:
5% 7/15/25 (b)	120,000	120,014
5% 7/15/26 (b)	160,000	160,446
5% 7/15/27 (b)	340,000	341,821
5% 7/1/28	350,000	369,200
5% 7/15/28 (b)	350,000	352,636
5% 7/15/29 (b)	1,565,000	1,580,585
5% 7/1/30	225,000	243,152
5% 7/15/30 (b)	670,000	677,569
5% 7/15/31 (b)	1,025,000	1,036,178
5% 7/15/32 (b)	820,000	828,388
5% 7/1/33	550,000	600,687
5% 7/15/33 (b)	320,000	323,127
5% 7/1/34	1,300,000	1,419,417
5% 7/15/34 (b)	300,000	302,861
5% 7/15/35 (b)	270,000	272,195
5% 7/1/36	475,000	516,065
5% 7/15/36 (b)	235,000	236,195
5% 7/1/37	1,275,000	1,383,849
5% 7/15/37 (b)	250,000	251,077
5% 7/15/46 (b)	9,540,000	9,163,111
5% 7/1/50	6,700,000	6,950,636
Series J2:
5% 7/1/43	11,540,000	11,884,393
5% 7/1/53	4,500,000	4,579,049
Series K, 5% 7/1/27	1,150,000	1,177,944
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (d)	2,660,000	2,676,366
5% 1/1/26 (d)	8,350,000	8,398,956
5% 1/1/27 (d)	1,000,000	1,005,698
Series 2015 A, 5% 1/1/25 (d)	5,715,000	5,750,162
Series 2017 A:
5% 7/1/25 (d)	4,500,000	4,569,571
5% 7/1/26 (d)	3,935,000	4,031,196
Series 2017 B, 4.25% 7/1/46 (d)	7,700,000	7,187,464
Series 2018 B:
5% 7/1/27 (d)	10,240,000	10,589,349
5% 7/1/28 (d)	2,325,000	2,419,801
Series 2019 B:
5% 7/1/25 (d)	1,365,000	1,386,103
5% 7/1/26 (d)	2,430,000	2,489,404
5% 7/1/28 (d)	1,000,000	1,035,624
5% 7/1/29 (d)	4,035,000	4,211,361
Series 2020 C:
5% 7/1/28 (d)	2,000,000	2,071,249
5% 7/1/29 (d)	1,950,000	2,036,115
5% 7/1/30 (d)	1,950,000	2,050,906
Series 2021 B:
5% 7/1/27 (d)	1,950,000	2,016,526
5% 7/1/28 (d)	1,850,000	1,915,905
5% 7/1/29 (d)	1,825,000	1,905,595
5% 7/1/30 (d)	1,125,000	1,183,215
5% 7/1/31 (d)	1,500,000	1,589,257
Series 2022 B, 5% 7/1/31 (d)	1,000,000	1,059,505
Series 2023 B:
5% 7/1/30 (d)	10,000,000	10,517,469
5% 7/1/31 (d)	6,515,000	6,902,674
5% 7/1/32 (d)	5,000,000	5,291,454
5% 7/1/33 (d)	6,500,000	6,889,230
Series 2024 B:
5% 7/1/28 (d)	2,280,000	2,394,959
5% 7/1/29 (d)	2,250,000	2,382,307
5% 7/1/30 (d)	2,230,000	2,376,829
Series 2024 C, 5% 7/1/32 (d)	2,500,000	2,662,991
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,262,174
Series 2018 B, 5% 1/1/32	5,000,000	5,308,338
Series 2019 A:
5% 1/1/37	10,000,000	10,766,188
5% 1/1/49	10,000,000	10,462,589
5.25% 1/1/33	21,110,000	23,102,058
Series 2019 D, 3% 5/1/36	5,000,000	4,655,271
Series 2020 C:
3% 3/1/47	5,810,000	4,709,594
3% 3/1/49	5,000,000	3,969,060
Series 2020 D:
3% 7/1/35	3,000,000	2,819,738
3% 7/1/39	3,460,000	3,101,577
3% 11/1/42	3,500,000	2,992,904
4% 11/1/36	1,500,000	1,542,027
4% 11/1/41	4,000,000	4,029,992
5% 7/1/48	18,695,000	19,850,602
Series 2021 A, 2% 3/1/38	2,500,000	1,941,831
Series 2021 B:
3% 4/1/48	21,500,000	17,226,768
3% 4/1/49	13,500,000	10,712,215
Series 2021 C:
3% 9/1/34	2,300,000	2,175,247
3% 9/1/36	5,000,000	4,639,063
Series 2021 D:
5% 9/1/48	6,880,000	7,378,501
5% 9/1/49	50,000,000	53,532,927
5% 9/1/50	1,785,000	1,909,280
Series 2022 B, 3% 2/1/48	38,250,000	30,673,027
Series 2022 C, 5.25% 10/1/52	1,690,000	1,853,613
Series 2022 E, 5% 11/1/52	42,445,000	45,690,553
Series C, 3% 3/1/48	5,000,000	4,007,857
Series E, 5% 11/1/50	23,480,000	24,943,957
Massachusetts Hsg. Fin. Agcy. Series 2023 C2:
4% 12/1/27	9,000,000	9,024,339
4.05% 12/1/28	16,000,000	16,131,418
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	370,000	368,065
Series 2011, 3.5% 12/1/49	2,275,000	2,250,577
Series 2017, 4% 6/1/43 (d)	570,000	567,311
Series 207, 4% 6/1/49	1,180,000	1,179,051
Series 214, 3.75% 12/1/49	3,140,000	3,122,260
Series 218, 3% 12/1/50	1,340,000	1,309,262
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2018 A, 3.7% 12/1/38	500,000	477,271
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	3,240,000	3,152,970
Series 2021 A2, 0.45% 12/1/24	1,000,000	989,399
Series 2021 B1, 2.875% 12/1/51	4,000,000	2,912,261
Series 2021, 3% 6/1/51	3,480,000	3,372,427
Series 2022 224, 5% 6/1/50	1,575,000	1,626,969
Series 220:
3% 12/1/50	2,710,000	2,645,765
5% 12/1/24	215,000	216,239
5% 6/1/25	425,000	430,431
5% 12/1/25	150,000	153,145
5% 6/1/26	100,000	102,904
5% 12/1/26	125,000	129,657
5% 6/1/27	100,000	104,562
5% 12/1/27	185,000	194,928
5% 6/1/28	75,000	79,333
5% 12/1/28	230,000	244,970
5% 6/1/29	100,000	107,518
Massachusetts Port Auth. Rev.:
Series 2014 B, 5% 7/1/29 (Pre-Refunded to 3/22/25 @ 100) (d)	1,270,000	1,283,195
Series 2014 C:
5% 7/1/28	3,000,000	3,003,352
5% 7/1/29	4,205,000	4,209,756
Series 2015 A:
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100) (d)	500,000	507,326
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100) (d)	1,245,000	1,263,241
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100) (d)	1,450,000	1,471,244
5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100) (d)	2,000,000	2,029,303
5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (d)	3,500,000	3,551,280
Series 2015 B, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (d)	1,015,000	1,029,871
Series 2016 B:
4% 7/1/46 (d)	12,950,000	12,467,492
5% 7/1/43 (d)	11,410,000	11,552,460
Series 2017 A:
5% 7/1/30 (d)	1,280,000	1,324,783
5% 7/1/31 (d)	1,095,000	1,130,017
5% 7/1/32 (d)	1,370,000	1,413,319
5% 7/1/33 (d)	1,250,000	1,287,835
5% 7/1/35 (d)	2,000,000	2,058,809
5% 7/1/36 (d)	1,720,000	1,767,801
5% 7/1/42 (d)	4,540,000	4,621,075
Series 2019 A:
5% 7/1/30 (d)	725,000	775,674
5% 7/1/33 (d)	4,085,000	4,340,297
5% 7/1/34 (d)	5,605,000	5,943,710
5% 7/1/35 (d)	5,000,000	5,296,060
5% 7/1/36 (d)	1,995,000	2,107,787
5% 7/1/37 (d)	1,100,000	1,161,332
5% 7/1/40 (d)	4,450,000	4,651,892
Series 2019 B, 5% 7/1/44	5,000,000	5,306,009
Series 2019 C:
5% 7/1/31 (d)	3,500,000	3,738,484
5% 7/1/32 (d)	2,700,000	2,877,328
5% 7/1/38 (d)	11,275,000	11,865,753
5% 7/1/39 (d)	5,000,000	5,245,626
5% 7/1/49 (d)	2,500,000	2,576,511
Series 2021 A:
5% 7/1/38	2,125,000	2,381,549
5% 7/1/39	1,125,000	1,252,545
5% 7/1/40	1,045,000	1,155,102
Series 2021 B, 5% 7/1/39 (d)	1,325,000	1,419,891
Series 2021 D:
5% 7/1/46	3,180,000	3,441,630
5% 7/1/51	5,740,000	6,127,459
Series 2021 E:
5% 7/1/33 (d)	3,440,000	3,749,828
5% 7/1/40 (d)	4,000,000	4,265,798
5% 7/1/41 (d)	1,940,000	2,061,588
5% 7/1/51 (d)	11,775,000	12,236,476
Series 2022 A:
5% 7/1/31 (d)	2,630,000	2,878,943
5% 7/1/36 (d)	2,450,000	2,675,543
5% 7/1/39 (d)	1,460,000	1,577,547
5% 7/1/40 (d)	2,780,000	2,987,601
Massachusetts Port Auth. Spl. Facilities Rev.:
(Bosfuel Proj.) Series 2019 A:
5% 7/1/25 (d)	1,000,000	1,010,547
5% 7/1/28 (d)	1,500,000	1,578,802
5% 7/1/32 (d)	500,000	530,058
5% 7/1/33 (d)	1,000,000	1,055,575
5% 7/1/34 (d)	1,250,000	1,316,332
5% 7/1/49 (d)	5,620,000	5,751,976
Series 2019 A:
4% 7/1/44 (d)	5,000,000	4,859,921
5% 7/1/31 (d)	1,250,000	1,326,467
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2019 A, 5% 2/15/44	11,510,000	12,174,636
Series 2020 A, 3% 8/15/50	5,030,000	3,887,969
Series A:
5% 8/15/32	1,500,000	1,676,514
5% 8/15/33	1,675,000	1,871,322
5% 8/15/34	3,000,000	3,347,158
5% 8/15/35	2,000,000	2,227,957
5% 8/15/37	1,400,000	1,553,471
5% 8/15/45	10,000,000	10,723,552
5% 8/15/50	16,615,000	17,628,138
Series B, 5% 11/15/39	1,975,000	2,039,439
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000,000	19,049,172
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	16,819,730
Massachusetts St Dev. Fin. Agcy. R:
Series 2024 B, 5% 2/15/34	10,000,000	11,809,785
Series 2024, 5% 3/1/34	14,630,000	17,007,527
Massachusetts State College Bldg. Auth. Rev.:
Series 1999 A, 0% 5/1/28 (Escrowed to Maturity)	1,700,000	1,503,695
Series 2003 B, 0% 5/1/28 (Assured Guaranty, Inc. Insured)	6,080,000	5,342,345
Series 2021 A:
2% 5/1/37	1,060,000	815,613
2.125% 5/1/51	2,000,000	1,182,842
Series 2022 A:
4% 5/1/36	600,000	631,217
4% 5/1/38	750,000	781,923
4% 5/1/40	1,000,000	1,025,647
4% 5/1/41	625,000	637,482
4% 5/1/42	550,000	557,313
5% 5/1/32	600,000	685,153
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	5,043,664
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,700,000	11,381,859
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	28,765,738
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2020 B:
5% 8/1/41	3,155,000	3,440,341
5% 8/1/42	7,415,000	8,062,361
Maynard Gen. Oblig. Series 2012, 2.75% 2/15/32	385,000	354,038
Newton Gen. Oblig. Series 2016, 3% 4/1/33	545,000	526,540
Norwood Gen. Oblig. Series 2016, 2.125% 7/15/30	1,020,000	920,605
Quincy Gen. Oblig.:
Series 2021, 2% 1/15/46	1,755,000	1,123,738
Series 2022 B, 5% 7/1/47	4,995,000	5,459,810
Revere Gen. Oblig. Series 2016, 3% 3/1/31	430,000	418,729
Sharon Gen. Oblig.:
Series 2021, 2% 2/15/36	635,000	516,230
Series 2022, 3% 2/15/37	150,000	140,284
Swampscott Gen. Oblig. Series 2022, 3% 3/1/36	1,000,000	944,736
Town of Tisbury Gen. Oblig. Series 2022:
4% 8/15/36	1,780,000	1,864,239
4% 8/15/40	1,995,000	2,045,311
4% 8/15/41	2,085,000	2,115,956
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2020 1, 5% 11/1/50	4,015,000	4,237,936
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/35	2,000,000	2,176,897
5% 5/1/36	3,400,000	3,692,531
5% 5/1/37	3,200,000	3,469,121
5% 5/1/38	3,000,000	3,241,118
5% 5/1/39	2,000,000	2,150,145
Worcester Gen. Oblig. Series 2024:
5% 2/15/34	3,720,000	4,286,074
5% 2/15/36	4,435,000	5,086,015
5% 2/15/37	3,045,000	3,484,255
TOTAL MASSACHUSETTS		1,625,590,840
Puerto Rico - 1.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	4,885,000	5,105,467
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	5,238,348	3,526,837
5.625% 7/1/27	625,000	651,975
5.625% 7/1/29	1,925,000	2,065,784
5.75% 7/1/31	4,525,000	5,007,831
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	4,644,247
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	5,010,000	3,836,464
Series 2019 A2, 4.329% 7/1/40	5,030,000	4,985,860
TOTAL PUERTO RICO		29,824,465
TOTAL MUNICIPAL BONDS (Cost $1,705,251,375)		1,655,415,305

Municipal Notes - 1.6%
	Principal Amount (a)	Value ($)
Massachusetts - 1.6%
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2007 A1, 4.06% 8/1/24 (Liquidity Facility Bank of America NA), VRDN (c)	5,040,000	5,040,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Participating VRDN Series 2022 D1:
4% 8/1/24 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	14,945,000	14,945,000
4% 8/1/24 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	7,500,000	7,500,000

TOTAL MUNICIPAL NOTES (Cost $27,485,000)		27,485,000

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.90% (g)(h) (Cost $25,969,580)	25,964,387	25,969,580

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,758,705,955)	1,708,869,885
NET OTHER ASSETS (LIABILITIES) - 0.8%	13,825,263
NET ASSETS - 100.0%	1,722,695,148

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,796,744 or 2.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.90%	99,624,325	111,859,109	185,513,492	390,531	9,583	(9,945)	25,969,580	1.1%
Total	99,624,325	111,859,109	185,513,492	390,531	9,583	(9,945)	25,969,580

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,682,900,305	-	1,682,900,305	-

Money Market Funds	25,969,580	25,969,580	-	-
Total Investments in Securities:	1,708,869,885	25,969,580	1,682,900,305	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,732,736,375)	$1,682,900,305
Fidelity Central Funds (cost $25,969,580)	25,969,580

Total Investment in Securities (cost $1,758,705,955)		$1,708,869,885
Cash		99,999
Receivable for investments sold		550,144
Receivable for fund shares sold		1,762,206
Interest receivable		14,532,031
Distributions receivable from Fidelity Central Funds		94,742
Prepaid expenses		253
Other receivables		455
Total assets		1,725,909,715
Liabilities
Payable for fund shares redeemed	$864,716
Distributions payable	1,674,172
Accrued management fee	633,826
Other payables and accrued expenses	41,853
Total liabilities		3,214,567
Net Assets		$1,722,695,148
Net Assets consist of:
Paid in capital		$1,804,661,840
Total accumulated earnings (loss)		(81,966,692)
Net Assets		$1,722,695,148
Net Asset Value, offering price and redemption price per share ($1,722,695,148 ÷ 151,003,509 shares)		$11.41
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Interest		$27,265,411
Income from Fidelity Central Funds		390,531
Total income		27,655,942
Expenses
Management fee	$3,710,339
Transfer agent fees	136,621
Accounting fees and expenses	27,183
Custodian fees and expenses	11,839
Independent trustees' fees and expenses	2,380
Registration fees	22,242
Audit fees	27,042
Legal	6,949
Miscellaneous	5,022
Total expenses before reductions	3,949,617
Expense reductions	(19,567)
Total expenses after reductions		3,930,050
Net Investment income (loss)		23,725,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,622,727)
Fidelity Central Funds	9,583
Total net realized gain (loss)		(2,613,144)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,875,212)
Fidelity Central Funds	(9,945)
Total change in net unrealized appreciation (depreciation)		(4,885,157)
Net gain (loss)		(7,498,301)
Net increase (decrease) in net assets resulting from operations		$16,227,591
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,725,892	$48,637,580
Net realized gain (loss)	(2,613,144)	(11,366,277)
Change in net unrealized appreciation (depreciation)	(4,885,157)	13,709,240
Net increase (decrease) in net assets resulting from operations	16,227,591	50,980,543
Distributions to shareholders	(23,115,774)	(47,739,016)

Share transactions
Proceeds from sales of shares	159,364,480	397,959,640
Reinvestment of distributions	12,913,687	25,439,450
Cost of shares redeemed	(287,443,962)	(554,729,485)

Net increase (decrease) in net assets resulting from share transactions	(115,165,795)	(131,330,395)
Total increase (decrease) in net assets	(122,053,978)	(128,088,868)

Net Assets
Beginning of period	1,844,749,126	1,972,837,994
End of period	$1,722,695,148	$1,844,749,126

Other Information
Shares
Sold	14,031,101	35,733,501
Issued in reinvestment of distributions	1,139,392	2,275,936
Redeemed	(25,271,410)	(49,963,489)
Net increase (decrease)	(10,100,917)	(11,954,052)

Financial Highlights
Fidelity® Massachusetts Municipal Income Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$11.40	$12.16	$12.71	$12.62	$11.95
Income from Investment Operations
Net investment income (loss) A,B	.154	.289	.242	.248	.280	.316
Net realized and unrealized gain (loss)	(.044)	.045	(.762)	(.469)	.111	.678
Total from investment operations	.110	.334	(.520)	(.221)	.391	.994
Distributions from net investment income	(.150)	(.284)	(.240)	(.248)	(.280)	(.316)
Distributions from net realized gain	-	-	-	(.081)	(.021)	(.008)
Total distributions	(.150)	(.284)	(.240)	(.329)	(.301)	(.324)
Net asset value, end of period	$11.41	$11.45	$11.40	$12.16	$12.71	$12.62
Total Return C,D	.98%	3.02%	(4.24)%	(1.79)%	3.16%	8.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.46%	.46%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.46%	.46%	.45%	.45%	.45%
Expenses net of all reductions	.45% G	.46%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.72% G	2.59%	2.13%	1.97%	2.24%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,722,695	$1,844,749	$1,972,838	$2,278,182	$2,386,142	$2,369,049
Portfolio turnover rate H	6 % G	14%	25%	11%	20%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Massachusetts Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Massachusetts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,624,241
Gross unrealized depreciation	(70,527,412)
Net unrealized appreciation (depreciation)	$(47,903,171)
Tax cost	$1,756,773,056

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,547,597)
Long-term	(26,209,056)
Total capital loss carryforward	$(31,756,653)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Massachusetts Municipal Income Fund	46,176,537	61,610,751
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Massachusetts Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Massachusetts Municipal Income Fund	.44

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .09% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .34%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of .0915% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Massachusetts Municipal Income Fund	.0182

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Massachusetts Municipal Income Fund	-	33,503,019	(2,495,472)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Massachusetts Municipal Income Fund	1,563
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $421.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $19,146.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.536216.127
MAS-SANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024